Prepaid expenses and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Disclosure of Prepaid Expenses and Other Current Assets [Abstract]
Receivables from third-parties	[1]		¥ 33,394,000	¥ 0
Prepaid service fees	[2]		9,242,982	254,426
Advance to suppliers			618,035	765,457
Deductible input value-added tax			330,399	134,807
Security deposits			296,956	317,649
Staff allowance			177,115	248,432
Others			16,360	63,109
Total		$ 6,152,751	¥ 44,075,847	¥ 1,783,880

[1]	In 2025, the Group entered into a market development agreement, a software development agreement, and an electric bus purchase agreement with three third parties respectively, and made advance payments in accordance with the agreements, with the amounts of RMB3,200,000, RMB12,285,000 and RMB17,909,000, respectively. Subsequently, due to adjustments in the Group's internal decisions, all the aforementioned agreements had been terminated as of June 30, 2025. As of the date of this report, the advance payment of RMB[] has been recovered, and the remaining RMB[] is scheduled to be recovered before April 30, 2026.
[2]	In February 2025, the Group made a prepayment of RMB17,909,000 ($2,500,000) for strategic consulting services covered by a two-year term. For the year ended June 30, 2025, the Group recognized RMB3,757,446 ($520,833) of the prepayment as an expense in the Consolidated Statements of Operations and Comprehensive Loss. As of June 30, 2025, the Group classified the current portion of the remaining prepayment, amounting to RMB8,954,500 ($1,250,000), under prepaid expenses and other current assets, and the non-current portion of RMB5,223,458 ($729,167) under other non-current assets.